Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Accumulated Earnings/(Deficit) [Member]	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2020	$ 1,031,981	$ 39	$ 952,733	$ 0	$ 29,189	$ (634,592)	$ 684,612
Share-based compensation expense	4,427	0	805	0	0	0	3,622
Settlement/adjustment of share-based awards in subsidiary	0	0	7,579	0	0	0	(7,579)
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	934,173	0	0	0	0	927,725	6,448
Repurchase of Sohu Ordinary Shares, represented by ADSs	(18,776)	0	0	(18,776)	0	0	0
Disposal of noncontrolling interests in Tencent/Sohu Sogou Share Purchase	(687,303)	0	0	0	0	0	(687,303)
Write-down of transaction costs related to business acquisitions	4,211	0	4,211	0	0	0	0
Other comprehensive income/(loss)	23,474	0	0	0	21,956	0	1,518
Ending balance at Dec. 31, 2021	1,292,187	39	965,328	(18,776)	51,145	293,133	1,318
Share-based compensation expense	676	0	676	0	0	0	0
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	(17,341)	0	0	0	0	(17,343)	2
Repurchase of Sohu Ordinary Shares, represented by ADSs	(80,778)	(5)	(99,549)	18,776	0	0	0
Disposal of a partially-held subsidiary	(52)	0	0	0	0	0	(52)
Other comprehensive income/(loss)	(83,982)	0	0	0	(83,982)	0	0
Ending balance at Dec. 31, 2022	1,110,710	34	866,455	0	(32,837)	275,790	1,268
Share-based compensation expense	96	0	96	0	0	0	0
Net income/(loss) attributable to Sohu.com Limited and noncontrolling interest shareholders	(30,644)	0	0	0	0	(30,379)	(265)
Repurchase of Sohu Ordinary Shares, represented by ADSs	(6,560)	0	0	(6,560)	0	0	0
Disposal of a partially-held subsidiary	(681)	0	0	0	0	0	(681)
Other comprehensive income/(loss)	(13,643)	0	0	0	(13,643)	0	0
Ending balance at Dec. 31, 2023	$ 1,059,278	$ 34	$ 866,551	$ (6,560)	$ (46,480)	$ 245,411	$ 322